RELATED PARTYS ITEMS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTYS ITEMS

NOTE 4 – RELATED PARTYS ITEMS

Notes Payable Related Parties

During the three months months ended March 31, 2025, and 2024, the Company obtained $7,250 and $15,430 loan from our related parties, repaid $41,481 and $17,431 to our related parties and recognized interest of $6,425 and $6,876, respectively.

As of March 31, 2025, and December 31,2024, the Company had notes payable related parties of $802,518 and $836,749 and accrued interest of $124,841 and $118,416, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related parties

As of March 31,2025, and December 31,2024, the Company had due to related party of $3,275.

NOTE 4 – RELATED PARTY TRANSACTIONS

Loans from Related Parties

During the years ended December 31, 2024 and 2023, the Company borrowed $ 37,871 and $157,828 from our related parties and repaid $135,976 and $148,552 to our related parties, respectively. During the year ended December 31, 2024 and 2023, the Company recorded interest expense of $27,010 and $28,750, respectively. As of December 31, 2024, and 2023, the Company had notes payable related parties of $836,749 and $934,854 and accrued interest of $118,416 and $91,406, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related party

As of December 31,2024, and December 31,2023, the Company had due to related party of $3,275.

Stock based compensation.

During the year ended December 31,2023, the Company issued 25,000 shares for compensation -management of $37,500.

Management Compensation

During the years ended December 31,2024 and 2023, the Company accrued $120,000 and $120,000 and paid $5,000 and $0 management fees, respectively.

NOTE 4 – RELATED PARTY TRANSACTIONS

Loans from Related Parties

During the year ended December 31, 2023, the Company borrowed $157,828 from our related parties and repaid $148,552 to our related parties. During the year ended December 31, 2023, the Company recorded interest expense of $28,750. As of December 31, 2023, and 2022, the Company had notes payable related parties of $934,854 and $925,578 and accrued interest of $91,406 and $62,657, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related party

As of December 31,2023, and December 31,2022, the Company had due to related party of $3,275.

Stock based compensation.

During the year ended December 31,2023, the Company issued 25,000 shares for compensation -management of $37,500.

Management Compensation

During the year ended December 31, 2022, the Company accrued $33,000 and paid $9,000 management fees and issued 160,000 shares of common stock to the Company’s Chief Executive Officer. The Company valued 160,000 shares of common stock at $1.50 per share based on subscription agreements signed with investors in cash during October and November 2022 for the amount of $240,000.

During the year ended December 31,2023, the Company accrued $120,000 and paid $0 management fees.